ACQUISITION (Acquisition of Fairyland, Estimated Fair Values of the Assets Acquired and Liabilities Assumed at the Sate of Acquisition) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Fairyland [Member] CNY	May 01, 2014 Fairyland [Member] CNY	Dec. 31, 2013 Fairyland [Member] CNY
Business Acquisition [Line Items]
Cash and cash equivalents					35,974
Trade and other receivables					18,523
Consumables					1,197
Total current assets					55,694
Property and equipment , net					154,267
Intangible assets, net					251
Deferred tax assets, non-current					9,075
Total assets					219,287
Short-term loan					73,000
Notes payable					30,000
Trade and other payables					49,221
Salary payable					5,280
Income tax and other tax payable					1,834
Long-term loan due within one year					15,000
Total current liabilities					174,335
Long-term loan					15,000
Total liabilities					189,335
Fair value of net tangible assets acquired					29,952
Fair value of intangible assets and related net deferred tax liabilities acquired					22,765
Cumulative considerations					121,327
Goodwill	$ 374,438	2,323,241	2,254,631	68,610	68,610	0